PIMCO Variable Insurance Trust

Supplement dated August 29, 2018 to the

Administrative Class Prospectus, Institutional Class Prospectus and

Advisor Class and Class M Prospectus,

each dated April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective August 30, 2018, the Portfolio is jointly managed by Stephen Rodosky and Michael Cudzil. Accordingly, effective August 30, 2018, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Stephen Rodosky and Michael Cudzil. Messrs. Rodosky and Cudzil are Managing Directors of PIMCO. Mr. Rodosky has managed the Portfolio since July 2007. Mr. Cudzil has managed the Portfolio since February 2016.

In addition, effective August 30, 2018, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government	Michael Cudzil	2/16	Managing Director, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO Long-Term U.S. Government	Stephen Rodosky	7/07	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_082918

PIMCO Variable Insurance Trust

Supplement Dated August 29, 2018 to the

PIMCO Long-Term U.S. Government Portfolio Administrative Class Prospectus,

PIMCO Long-Term U.S. Government Portfolio Institutional Class Prospectus and

PIMCO Long-Term U.S. Government Portfolio Advisor Class Prospectus,

each dated April 30, 2018, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective August 30, 2018, the Portfolio is jointly managed by Stephen Rodosky and Michael Cudzil. Accordingly, effective August 30, 2018, the paragraph in the “Investment Adviser/Portfolio Manager” section in the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Stephen Rodosky and Michael Cudzil. Messrs. Rodosky and Cudzil are Managing Directors of PIMCO. Mr. Rodosky has managed the Portfolio since July 2007. Mr. Cudzil has managed the Portfolio since February 2016.

In addition, effective August 30, 2018, disclosure concerning the Portfolio’s portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Long-Term U.S. Government	Michael Cudzil	2/16	Managing Director, PIMCO. Mr. Cudzil is a portfolio manager and mortgage specialist. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura.

PIMCO Long-Term U.S. Government	Stephen Rodosky	7/07	Managing Director, PIMCO. Mr. Rodosky joined PIMCO in 2001 and specializes in portfolio management of treasuries, agencies and futures.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_082918

PIMCO Variable Insurance Trust

Supplement Dated August 29, 2018 to the

Statement of Additional Information

Dated April 30, 2018, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Long-Term U.S. Government Portfolio (the “Portfolio”)

Effective August 30, 2018, the Portfolio is jointly managed by Stephen Rodosky and Michael Cudzil.

Accordingly, effective August 30, 2018, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective August 30, 2018, the following sentence is added to the end of the paragraph immediately preceding the above table:

Effective August 30, 2018, the PIMCO Long-Term U.S. Government Portfolio is jointly managed by Michael Cudzil and Stephen Rodosky.

In addition, effective August 30, 2018, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_082918